Significant Agreements, Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Significant Agreements, Commitments and Contingencies [Abstract]
Significant agreements, commitments and contingencies

NOTE 26: Significant agreements, commitments and contingencies

Fair value of Other financial liabilities

On September 18, 2015, MDxHealth acquired MDxHealth BV (former NovioGendix), a Dutch molecular diagnostic research and service company with expertise in the urological oncology. The terms of the acquisition consisted of initial consideration paid in 1,086,956 shares of MDxHealth common stock, issued at €4.14 representing the average closing price of the Company’s shares on Euronext Brussels during a period of 30 days ending on September 17, 2015. In addition to this equity, additional cash consideration of €250,000 was paid. On top of the acquisition price, MDxHealth is committed to pay future milestone fees. The Company paid €1.0 million, being $1 million regarding these milestone fees in 2017. The Company is contractually required to pay at maturity to the holder of the obligation the amount of maximum $2.2 million. Based on its judgement and estimates, the management believes future milestones will be paid in 2023 and 2024. The fair value of this contingent consideration as of December 31, 2022 is estimated at $1.2 million over the period 2022-2023 (2021: $1.6 million) and was accounted for as other financial liabilities (current and non-current) as detailed in Note 16.

As part of the acquisition of the GPS business from Exact Sciences in August 2022, an aggregate earn-out amount of up to $70 million is to be paid by MDxHealth to Exact Sciences upon achievement of certain revenue milestones related to fiscal years 2023 through 2025, with the maximum earn-out payable in relation to 2023 and 2024 not to exceed $30 million and $40 million, respectively. The contingent consideration has been assessed at $50.5 million which has been accounted for under other non-current liabilities as further detailed in Note 3. The liability recognized reflects a probability-weighted estimate at the current net present value which is expected to become payable. Future fair value adjustments to this contingent consideration will be recognized in the statement of profit or loss. The value of the contingent liability for GPS is $52.9 million as of December 31, 2022, and was accounted for as other non-current financial liabilities as detailed in Note 16.

Collaborative research agreements and clinical research agreements

The Company has entered into numerous agreements with universities, medical centers and external researchers for research and development work and for the validation of the Company’s technology and products. These agreements typically have durations of one to three years. The Company must pay fixed fees to the collaborators and in exchange typically receives access and rights to the results of the work.

MDxHealth collaborates on research and clinical development with many of the world’s leading academic and government cancer research institutes. These important relationships provide the Company with additional resources and expertise for clinical marker validation as well as access to patient samples for testing. MDxHealth’s collaborators include such prestigious institutions as Johns Hopkins University Medical Institutions (US), Duke University Medical Center (US), Harvard Medical School (US), Cleveland Clinic (US), University of Colorado (US) and University of California at Los Angeles (US) among others.

Intellectual property in-licensing agreements

The Company has entered into numerous agreements with universities and companies for in-licensing intellectual property. These agreements typically require the Company to pay an up-front fee, annual maintenance fees and/or minimum annual royalty fees, legal fees related to the patents, and certain milestone and royalty fees if the patents are eventually used in a commercialized product. In addition, the Company must provide the licensor with periodic reports.

Commercial and intellectual property sub-licensing agreements

The Company has entered into numerous partnering and sub-licensing agreements. With regards to the Company’s developed tests, the Company has entered into a range of marketing and sales arrangements with commercial entities. These important relationships provide the Company with additional resources and infrastructure to expand the geographic reach and awareness of the Company’s solutions, primarily in relation to the Confirm mdx and Select mdx tests. MDxHealth’s marketing partners include, Ferrer Internacional (Spain), Teva Pharmaceuticals (Israel), and SouthGenetics (South and Central America), LifeLabs (Canada) and, in the US, LabCorp, Miraca Life Sciences, Bostwick Laboratories.

In regard to intellectual property that MDxHealth has developed or improved, MDxHealth has sublicensed certain of its non-core technologies to commercial partners, several of whom have launched products that generate royalties and other fees. These sublicenses include an exclusive sublicense to Laboratory Corporation of America (LabCorp) for the MGMT test, which LabCorp began to commercialize in North America in 2008, and an exclusive sublicense to Vesica Health, Inc. for the Company’s patented AssureMDx test for the purpose of bladder cancer detection on a worldwide basis.

Litigation

As of the date of this document and as far as MDxHealth is aware, the Company is not involved in any material legal proceedings.